Equity dividends	12 Months Ended
Dec. 31, 2023
Equity dividends
Equity dividends

13 Equity dividends

ORDINARY DIVIDENDS PAID IN THE YEAR	2021 £m	2022 £m	2023 £m
RELX PLC	920	983	1,059

Ordinary dividends declared and paid in the year ended 31 December 2023, in amounts per ordinary share, comprise: a final dividend for 2022 of 38.9p (2022: final dividend for 2021 of 35.5p; 2021: final dividend for 2020 of 33.4p) and a 2023 interim dividend for 2023 of 17.0p (2022: 15.7p; 2021: 14.3p), giving a total of 55.9p (2022: 51.2p; 2021: 47.7p).

The Directors of RELX PLC have proposed a final dividend for 2023 of 41.8p per ordinary share (2022: 38.9p; 2021: 35.5p), giving a total for the financial year of 58.8p per ordinary share (2022: 54.6p; 2021: 49.8p). The total cost of funding the proposed final dividend is expected to be £786m, for which no liability has been recognised at the statement of financial position date.

The Employee Benefit Trust has currently waived the right to receive dividends on RELX PLC shares. This waiver has been applied to dividends paid in 2021, 2022 and 2023.